6. Inventories	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Inventories	NOTE 6 – Inventories Inventories consist of the following:
	March 31,
	2018	2017
Raw materials	$1,619,000	$1,480,000
Finished goods	1,246,000	741,000
	$2,865,000	$2,221,000